Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Convertible Preferred Stock

(15)    Convertible Preferred Stock

Series A Convertible Preferred Stock

At the Closing Date on August 2023, we issued 4,015,002 shares of Series A Convertible Preferred Stock at a purchase price of $10.00 per share for an aggregate purchase price of $40,150, pursuant to separate subscription agreements dated June 7, 2023, and July 4, 2023 (collectively, the “Subscription Agreements”).

As of March 31, 2024, the Company is authorized to issue up to 10,000,000 shares of preferred stock with 5,984,998 shares available for issuance. The original issue price of the Series A Convertible Preferred Stock was $10.00. The Series A Convertible Preferred Stock accrues cumulative dividends at the rate of 8.00% per annum on the original issue price. As of March 31, 2024, total undeclared cumulative dividends were $2,059. We have not recorded the undeclared dividends in our condensed consolidated financial statements, except the statement of operations.

All shares of Series A Convertible Preferred Stock had the following rights:

(i)Conversion

(a)Optional Conversion

The Series A Convertible Preferred Stock are convertible at any time at the option of the holder thereof into the number of shares of our Common Stock determined by the quotient of (i) the sum of $10.00 (as adjusted for any stock dividend, stock split, reverse stock split, combination or similar event affecting the Series A Convertible Preferred Stock) (the “Liquidation Preference”) and, if we have not elected to otherwise pay the accrued Annual Dividends (as defined below) in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price (as defined in our Certificate of Designations, Preferences, and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”)) of such shares in effect at the time of conversion.

(b)Automatic Conversion

On the four-year anniversary of the Closing, all then outstanding shares of Series A Convertible Preferred Stock shall automatically convert into the number of shares of our Common Stock equal to the quotient of (i) the sum of the Liquidation Preference and if we had not elected to otherwise pay the accrued Annual Dividends in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price of such shares in effect at the time of conversion.

(ii)Voting Rights

Holders of the Series A Convertible Preferred Stock are entitled to vote with the holders of our Common Stock on all matters submitted to a vote of our stockholders, except as otherwise provided in the Certificate of Designations or as required by applicable law, voting together with the holders of our Common Stock as a single class. Each holder is entitled to a number of votes in respect of the shares of Series A Convertible Preferred Stock owned as of the record date by it, or if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, equal to the quotient of (i) $10.00 divided by (ii) the Minimum Price (as defined in Nasdaq Listing Rule 5635(d)) of our Common Stock as determined at Closing.

As long as any shares of Series A Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the Holders of a majority of the then-outstanding shares of the Series A Convertible Preferred Stock, (i) amend, alter, repeal or otherwise modify any provision of our certificate of incorporation or the Certificate of Designations in a manner that would alter or change the terms or the powers, preferences, rights or privileges of the Series A Convertible Preferred Stock as to affect them adversely; (ii) authorize, create, increase the authorized amount of, or issue any class or series of capital stock senior to the Series A Convertible Preferred Stock; (iii) increase the authorized number of shares of Series A Convertible Preferred Stock or enter into any agreement with respect to the foregoing.

(iii)Dividends

Holders of the Series A Convertible Preferred Stock are entitled to participate equally in any dividends declared to holders of Common Stock. In addition, each holder of the Series A Convertible Preferred Stock is entitled to receive cumulative annual dividends that accrue and accumulate daily at a rate per annum (calculated on the basis of an actual 365- or 366-day year, as applicable) equal to 8.00% of the original issue price of $10.00 per share (the “Annual Dividends”). The Annual Dividends will be either paid in cash, paid by issuing fully paid and nonassessable shares of Common Stock, or a combination thereof when, as and if authorized and declared by our Board. Upon conversion or a change of control, any unpaid Annual Dividends will be paid to the holders, either in the form of common stock upon a conversion, or in cash upon a change of control. So long as any shares of Series A Convertible Preferred Stock remain outstanding, unless all Annual Dividends on all outstanding shares of Series A Convertible Preferred Stock have been declared and paid in cash, we will be prohibited from declaring any dividends on, or making any distributions relating to, other classes of our capital stock ranking junior to the Series A Convertible Preferred Stock, subject to certain exceptions.

(iv)Anti-dilution Provisions

The initial Conversion Price of $10.00 is subject to customary adjustments in the case of certain distributions to holders of our Common Stock payable in shares of our Common Stock, subdivisions, splits or combinations of the shares of our Common Stock and distributions to all holders of shares of our Common Stock of any convertible securities or options or any other assets for which there is no corresponding distribution in respect of the Series A Convertible Preferred Stock.

The Conversion Price will automatically reset upon each of February 10, 2025, and July 10, 2027, the eighteen-month and forty-seven-month anniversaries of the Closing Date, to be equal to the lowest of:

(i)	Initial Conversion Price, subject to adjustments for stock dividends and distributions or other distributions made to common stockholders for which there is no corresponding distribution for Preferred Stock,
(ii)	the then-current Conversion Price, and
(iii)	the higher of 1) the Floor Price ($2.10 per share) or 2) the trailing ten-Trading Day VWAP of the Common Stock determined as of the date of such reset.

(iv)Liquidation Preferences

The terms of the Series A Convertible Preferred Stock provide for liquidation preferences in the event of a change in control, liquidation, dissolution, or certain other fundamental transactions of the Company (a “Liquidation Event”), none of which were deemed probable as of March 31, 2024. The Liquidation Preferences of $10.00 per share, plus all unpaid dividends, are payable prior to payment to any class of capital stock that is junior to the Series A Convertible Preferred Stock.

If the assets of the Company or the consideration received in such Liquidation Event are insufficient to make payment of the full Liquidation Preferences to all holders of Series A Convertible Preferred Stock, then such assets will be distributed ratably to the holders of Series A Convertible Preferred Stock in proportion to the full amounts to which they would otherwise have been entitled. After payment of the aforementioned Liquidation Preferences, any remaining proceeds from a Liquidation Event will be distributed to all classes of capital stock that are junior to the Series A Convertible Preferred Stock pro rata on an as-if converted basis.

The following table summarizes activity in Series A convertible preferred stock in the three months ended March 31, 2024. There was no activity in the three months ended March 31, 2023.

	Balance at		Balance at
Series	December 31, 2023	Issuances	March 31, 2024
Series A convertible preferred stock (assuming maximum conversion)	$25,237,155	$—	$25,237,155
Total convertible preferred stock	$25,237,155	$—	$25,237,155

(14)Convertible Preferred Stock

Series A Convertible Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock. At the Closing Date, we issued 4,015,002 shares of Series A Convertible Preferred Stock for $40,150.The original issue price of the Series A Convertible Preferred Stock was $10.00. The Series A Convertible Preferred Stock accrues cumulative dividends at the rate of 8.00% per annum on the original issue price. As of December 31, 2023, total undeclared cumulative dividends were $1,258. We have not recorded the undeclared dividends in our consolidated financial statements.

All shares of Series A Convertible Preferred Stock had the following rights:

i.Conversion

(a)Optional Conversion

The Series A Convertible Preferred Stock are convertible at any time at the option of the holder thereof into the number of shares of our Common Stock determined by the quotient of (i) the sum of $10.00 (as adjusted for any stock dividend, stock split, reverse stock split, combination or similar event affecting the Series A Convertible Preferred Stock) (the “Liquidation Preference”) and, if we have not elected to otherwise pay the accrued Annual Dividends (as defined below) in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price (as defined in our Certificate of Designations, Preferences, and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”)) of such shares in effect at the time of conversion.

(b)Automatic Conversion

On the four-year anniversary of the Closing, all then outstanding shares of Series A Convertible Preferred Stock shall automatically convert into the number of shares of our Common Stock equal to the quotient of (i) the sum of the Liquidation

Preference and if we had not elected to otherwise pay the accrued Annual Dividends in cash to the holder, the accrued Annual Dividends on such shares as of the date of conversion, divided by (ii) the Conversion Price of such shares in effect at the time of conversion.

ii.Voting Rights

Holders of the Series A Convertible Preferred Stock are entitled to vote with the holders of our Common Stock on all matters submitted to a vote of our stockholders, except as otherwise provided in the Certificate of Designations or as required by applicable law, voting together with the holders of our Common Stock as a single class. Each holder is entitled to a number of votes in respect of the shares of Series A Convertible Preferred Stock owned as of the record date by it, or if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, equal to the quotient of (i) $10.00 divided by (ii) the Minimum Price (as defined in Nasdaq Listing Rule 5635(d)) of our Common Stock as determined at Closing.

As long as any shares of Series A Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the Holders of a majority of the then-outstanding shares of the Series A Convertible Preferred Stock, (i) amend, alter, repeal or otherwise modify any provision of our certificate of incorporation or the Certificate of Designations in a manner that would alter or change the terms or the powers, preferences, rights or privileges of the Series A Convertible Preferred Stock as to affect them adversely; (ii) authorize, create, increase the authorized amount of, or issue any class or series of capital stock senior to the Series A Convertible Preferred Stock; (iii) increase the authorized number of shares of Series A Convertible Preferred Stock or enter into any agreement with respect to the foregoing.

iii.Dividends

Holders of the Series A Convertible Preferred Stock are entitled to participate equally in any dividends declared to holders of Common Stock. In addition, each holder of the Series A Convertible Preferred Stock is entitled to receive cumulative annual dividends that accrue and accumulate on a daily basis at a rate per annum (calculated on the basis of an actual 365- or 366-day year, as applicable) equal to 8.00% of the original issue price of $10.00 per share (the “Annual Dividends”). The Annual Dividends will be either paid in cash, paid by issuing fully paid and nonassessable shares of Common Stock, or a combination thereof when, as and if authorized and declared by our Board. Upon conversion or a change of control, any unpaid Annual Dividends will be paid to the holders, either in the form of common stock upon a conversion, or in cash upon a change of control. So long as any shares of Series A Convertible Preferred Stock remain outstanding, unless all Annual Dividends on all outstanding shares of Series A Convertible Preferred Stock have been declared and paid in cash, we will be prohibited from declaring any dividends on, or making any distributions relating to, other classes of our capital stock ranking junior to the Series A Convertible Preferred Stock, subject to certain exceptions.

iv.Anti-dilution Provisions

The initial Conversion Price of $10.00 is subject to customary adjustments in the case of certain distributions to holders of our Common Stock payable in shares of our Common Stock, subdivisions, splits or combinations of the shares of our Common Stock and distributions to all holders of shares of our Common Stock of any convertible securities or options or any other assets for which there is no corresponding distribution in respect of the Series A Convertible Preferred Stock.

The Conversion Price will automatically reset upon each of February 10, 2025, and July 10, 2027, the eighteen-month and forty-seven-month anniversaries of the Closing Date, to be equal to the lowest of:

(i)Initial Conversion Price, subject to adjustments for stock dividends and distributions or other distributions made to common stockholders for which there is no corresponding distribution for Preferred Stock,

(ii)the then-current Conversion Price, and

(iii)the higher of 1) the Floor Price ($2.10 per share) or 2) the trailing ten-Trading Day VWAP of the Common Stock determined as of the date of such reset.

v.Liquidation Preferences

The terms of the Series A Convertible Preferred Stock provide for liquidation preferences in the event of a change in control, liquidation, dissolution, or certain other fundamental transactions of the Company (a “Liquidation Event”), none of which were deemed probable as of December 31, 2023. The Liquidation Preferences of $10.00 per share, plus all unpaid dividends, are payable prior to payment to any class of capital stock that is junior to the Series A Convertible Preferred Stock.

If the assets of the Company or the consideration received in such Liquidation Event are insufficient to make payment of the full Liquidation Preferences to all holders of Series A Convertible Preferred Stock, then such assets will be distributed ratably to the holders of Series A Convertible Preferred Stock in proportion to the full amounts to which they would otherwise have been entitled. After payment of the aforementioned Liquidation Preferences, any remaining proceeds from a Liquidation Event will be distributed to all classes of capital stock that are junior to the Series A Convertible Preferred Stock pro rata on an as-if converted basis.

Legacy TriSalus Preferred Stock

Since inception, we have issued various series of preferred stock as more fully described below. As described in Note (3) Business Combination, all of the Legacy TriSalus Preferred Stock was converted to Legacy TriSalus Common Stock immediately prior to the Business Combination and, upon consummation of the Business Combination, were exchanged for shares of our Common Stock. In accordance with the terms of the Legacy TriSalus Preferred Stock, upon an acquisition of the Company, the proceeds would be used to first pay the liquidation preferences on the preferred stock prior to payment to common stockholders. We have determined this is an in-substance redemption feature since holders of preferred stock represent a majority of our Board and control a majority of the stockholder vote on an as-if-converted basis. Thus, a decision to pursue an acquisition or accept the terms of an acquisition — and thereby redeem the convertible preferred stock — was deemed to be outside of our control. As a result, the Legacy TriSalus Preferred Stock has been classified as temporary equity in the accompanying Consolidated Balance Sheets. We have not adjusted the carrying values of the convertible preferred stock to the respective liquidation preferences of such shares as the instruments were not currently redeemable and we believed it was not probable that the instruments would become redeemable.

Convertible preferred stock, net of issuance costs, at December 31, 2023 and 2022, is as follows:

	December 31,
Series	2023	2022
Series A-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 131,797 shares at December 31, 2023 and 2022	$—	$6,065
Series A-2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 576,126 shares at December 31, 2023 and 2022	—	8,976
Series A-3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 612,822 shares at December 31, 2023 and 2022	—	10,611
Series A-4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 0 and 127,787 shares at December 31, 2023 and 2022	—	1,993
Series A-5 preferred stock, $0.001 par value per share. Authorized 734,533 shares; issued and outstanding 0 and 730,320 shares at December 31, 2023 and 2022	—	12,858
Series A-6 preferred stock, $0.001 par value per share. Authorized 805,848 shares; issued and outstanding 0 and 800,657 shares at December 31, 2023 and 2022	—	15,476
Series B preferred stock, $0.001 par value per share. Authorized 7,021,678 shares; issued and outstanding 0 and 6,984,971 shares at December 31, 2023 and 2022, respectively	—	84,528
Series B-1 preferred stock, $0.001 par value per share. Authorized 1,659,672 shares; issued and outstanding 0 and 1,659,672 shares at December 31, 2023 and 2022, respectively	—	23,499
Series B-2 preferred stock, $0.001 par value per share. Authorized 1,765,609 shares; issued and outstanding 0 and 706,243 shares at December 31, 2023 and 2022, respectively	—	—
Series B-3 preferred stock, $0.001 par value per share. Authorized 8,474,924 shares; issued and outstanding 0 at shares at December 31, 2023 and 2022	—	—
Total convertible preferred stock	$—	$164,006

The following table summarizes activity in convertible preferred stock for the years ended December 31, 2023 and 2022.

	Balance at		Balance at
Series	January 01, 2022	Issuances	December 31, 2022
Series A‑1	$6,065	$—	$6,065
Series A‑2	8,976	—	8,976
Series A‑3	10,611	—	10,611
Series A‑4	1,993	—	1,993
Series A‑5	12,858	—	12,858
Series A‑6	15,476	—	15,476
Series B	84,528	—	84,528
Series B‑1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

	Balance at		Retirements /	Balance at
Series	December 31, 2022	Issuances	Conversions	December 31, 2023
Series A‑1	$6,065	$—	$(6,065)	$—
Series A‑2	8,976	—	(8,976)	—
Series A‑3	10,611	—	(10,611)	—
Series A‑4	1,993	—	(1,993)	—
Series A‑5	12,858	—	(12,858)	—
Series A‑6	15,476	—	(15,476)	—
Series B	84,528	109	(84,637)	—
Series B‑1	23,499	1	(23,500)	—
Series B‑2	$—	$—	$—	—
Series B‑3	$—	$39,858	$(39,858)	$—
Total convertible preferred stock	$164,006	$39,968	$(203,974)	$—

2023 Financing

In January through June 2023, holders of warrants to purchase 4,771,642 shares of Series B-3 preferred stock exercised their purchase rights, for proceeds of approximately $9,630. In addition, $25,409 of warrant liabilities was transferred to Series B-3 preferred stock. Also, holders of warrants to purchase 11,123 shares of Series B preferred stock exercised their purchase rights, for proceeds of $4, plus the transfer of warrant liabilities of $106 to Series B preferred stock.

In March 2023, we effectuated two closings of a portion of the second tranche of the B-2 Preferred Stock Financing whereby (i) 207,541 shares of Series B-2 preferred stock and accompanying warrants to purchase 830,167 shares of Series B-3 preferred stock, representing approximately 40% of the shares committed in the second tranche, were sold for an aggregate purchase price of $2,939, and (ii) 17,656 shares of Series B-2 preferred stock and accompanying warrants to purchase 70,624 shares of Series B-3 preferred stock, representing approximately 3% of the shares committed in the second tranche, were sold for an aggregate purchase price of $250. As a result of the closings of a portion of the second tranche of the B-2 Preferred Stock Financing described above, in accordance with the anti-dilution rights in the Company’s certificate of incorporation, the conversion prices of the Company’s preferred stock were adjusted. The conversion prices were further adjusted as a result of the June 2023 exercise of a portion of the second tranche of the B-2 Preferred Stock Financing described below, which represent the conversion prices in effect on the Closing Date.

In May 2023, we amended the Series B-2 preferred stock agreement and warrant agreement to purchase Series B-3 preferred stock to extend the expiration date for the second tranche from February 28, 2023, to May 31, 2023.

In June 2023, we effectuated closings of a portion of the second tranche of the B-2 Preferred Stock Financing whereby (i) 257,779 shares of Series B-2 preferred stock and accompanying warrants to purchase 1,031,116 shares of Series B-3 preferred stock, representing approximately 49.7% of the shares committed in the second tranche, were sold for an aggregate purchase price of approximately $3,650, and (ii) 165,967 shares of Series B-2 preferred stock and accompanying warrants to purchase 663,868 shares of Series B-3 preferred stock, none of which were shares committed in the second tranche, were sold for an aggregate purchase price of $2,350. As a result of the closings of a portion of the second tranche of the B-2 Preferred Stock Financing described above, in accordance with the anti-dilution rights in the Company’s certificate of incorporation, the conversion prices of the Company’s preferred stock (i) were adjusted to $38.84 for Series A-1 preferred stock, $12.14 for Series A-2 preferred stock, $13.36 for Series A-3 preferred stock, $12.55 for Series A-4 preferred stock, $13.36 for Series A-5 preferred stock, $14.97 for Series A-6 preferred stock, $9.71 for Series B preferred stock, and $10.93 for Series B-1 preferred stock and (ii) remained the same for Series B-2 preferred stock $14.16 and Series B-3 preferred stock $2.03, which correlate to approximate (in each case rounded to three decimals) exchange ratios of 1.275 to 1 for Series A-1 preferred stock, 1.290 to 1 for Series A-2 preferred stock, 1.303 to 1 for Series A-3 preferred stock, 1.277 to 1 for Series A-4 preferred stock, 1.333 to 1 for Series A-5 preferred stock, 1.351 to 1 for Series A-6 preferred stock, 1.250 to 1 for Series B preferred stock, 1.296 to 1 for Series B-1 preferred stock, 1 to 1 for Series B-2 preferred stock and 1 to 1 for Series B-3 preferred stock. These conversion prices remained in effect at the Closing Date. Any portion of the Series B-3 Warrants that remained unexercised at the time the Business Combination is consummated were automatically net settled for shares of Legacy TriSalus Common Stock immediately prior to the closing of the Business Combination (see Note (3) Business Combination) and exchanged into shares of our Common Stock at the Closing Date.

The fair value of the Series B-3 Warrants as of December 31, 2022, was determined using a probability-weighted expected outcome model whereby the following two scenarios were probability-weighted based on the Company’s expectation of each occurring: (1) a status quo scenario whereby the Company would continue as a private company and (2) a scenario where the Business Combination would close. The fair value of the Series B-3 Warrants as of August 10, 2023, was determined solely using the scenario where the Business Combination would close. Under the status quo scenario, the Series B-3 Warrants, including warrants to be issued under the second and third tranches, were valued using the Black-Scholes model. The fair value of the Series B-2 Tranche Liability was determined using a Binomial Tranche Model. Both models incorporated the following significant assumptions for the respective valuation dates:

December 31,
2022
Series B-2 preferred stock fair value per share	$ 14.97
Series B-2 preferred stock exercise price per share	$ 14.16
Series B-3 preferred stock fair value per share	$ 3.24
Series B-3 Warrants exercise price per share	$ 2.03
Volatility	50.0% – 65.0%
Risk free rate	4.0% – 4.7%
Series B-2 Tranche Liability expected term	0.2 – 0.4 years
Series B-3 Warrants expected term	5.8 – 6.0 years
Expected dividends	$ —

The fair value of the underlying shares of Series B-2 preferred stock and the Series B-3 Warrants used in these models were derived from estimates of the Company’s equity fair value using the Guideline Public Company Method, specifically revenue multiples of comparable public companies were multiplied by the Company’s forecasted 2023 and 2024 revenue. The valuation of Series B-3 Warrants under the Business Combination scenario incorporates an estimate of the fair value of the underlying Series B-3 preferred stock upon the close of the Business Combination of $9.31 and $10.93 per share, as of August 10, 2023, and December 31, 2022, respectively, which is based upon the enterprise value stated in the Merger Agreement of $220,000 allocated to all outstanding shares of preferred stock, warrants to purchase preferred stock, and common stock on an as-if converted basis, and for the December 31, 2022 valuation, discounted at 30% from the expected Business Combination Closing Date. The Business Combination scenario as of August 10, 2023, and December 31, 2022, assumed there would be no additional exercises of the second and third tranches, and thus no value was assigned to the outstanding tranche rights and obligations, as the Company would not exercise its right to call the remaining second tranche.

The fair value of the Series B-3 Warrant Liabilities at issuance resulting from the completion of the Second Tranche Closings was estimated at $14,701. The excess of the warrant liability’s fair value compared to the proceeds received in the Second Tranche Closings resulted in a charge to loss on equity issuance in the Consolidated statements of operations of $1,402 for the year ended December 31, 2023.